

------------------------------------------------------- -----------------------------------------------------
John Hancock Balanced Fund                              John Hancock Large Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Biotechnology Fund                         John Hancock Large Cap Value Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Core Equity Fund                           John Hancock Massachusetts Tax-Free
                                                        Income Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Core Growth Fund                           John Hancock Mid Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Core Value Fund                            John Hancock Multi Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock California Tax Free Income Fund            John Hancock New York Tax-Free Bond Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Financial Industries Fund                  John Hancock Real Estate Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Focused Relative Value Fund                John Hancock Regional Bank Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Growth Trends Fund                         John Hancock Small Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Health Sciences Fund                       John Hancock Small Cap Value Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock High Yield Tax-Free Fund                   John Hancock Sovereign Investors Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Money Market Fund                          John Hancock Technology Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock European Equity Fund                       John Hancock Tax-Free Bond Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Global Fund                                John Hancock International Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Pacific Basin Equities Fund
------------------------------------------------------- -----------------------------------------------------

                Supplement to Statement of Additional Information

         THE "INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES" section is supplemented under the heading "Without Sales Shares" as follows:

         Class C shares may be offered without a front-end sales charge to:

         o Investments of redemption proceeds from a non-John Hancock mutual fund.

         o    Group Retirement plan products for which John Hancock Signature
              Services performs recordkeeping and administrative services.
              (These plans include 403(b), Simple IRA, SEP and SARSEP plans.)
              Also included are plans formerly record kept by John Hancock
              Signature Services (including 401(k)).

         o Group Retirement plan products sold through third party administrators under the John Hancock SELECT retirement plan program. (These plans include 401(k), Money Purchase and Profit
              Sharing plans.)






September 4, 2001





------------------------------------------------------- -----------------------------------------------------
                John Hancock Bond Fund                           John Hancock Large Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
              John Hancock Balanced Fund                         John Hancock Large Cap Value Fund
------------------------------------------------------- -----------------------------------------------------
           John Hancock Biotechnology Fund                      John Hancock Massachusetts Tax-Free
                                                                            Income Fund
------------------------------------------------------- -----------------------------------------------------
            John Hancock Core Equity Fund                         John Hancock Mid Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
            John Hancock Core Growth Fund                          John Hancock Money Market Fund
------------------------------------------------------- -----------------------------------------------------
             John Hancock Core Value Fund                        John Hancock Multi Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
     John Hancock California Tax Free Income Fund             John Hancock New York Tax-Free Bond Fund
------------------------------------------------------- -----------------------------------------------------
        John Hancock Financial Industries Fund                     John Hancock Real Estate Fund
------------------------------------------------------- -----------------------------------------------------
       John Hancock Focused Relative Value Fund                   John Hancock Regional Bank Fund
------------------------------------------------------- -----------------------------------------------------
               John Hancock Global Fund                          John Hancock Small Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
           John Hancock Growth Trends Fund                       John Hancock Small Cap Value Fund
------------------------------------------------------- -----------------------------------------------------
         John Hancock Government Income Fund                   John Hancock Sovereign Investors Fund
------------------------------------------------------- -----------------------------------------------------
          John Hancock Health Sciences Fund                      John Hancock Strategic Income Fund
------------------------------------------------------- -----------------------------------------------------
          John Hancock High Yield Bond Fund                         John Hancock Technology Fund
------------------------------------------------------- -----------------------------------------------------
        John Hancock High Yield Tax-Free Fund                     John Hancock Tax-Free Bond Fund
------------------------------------------------------- -----------------------------------------------------
      John Hancock Intermediate Government Fund
------------------------------------------------------- -----------------------------------------------------

          Supplement to the Current Statement of Additional Information



         Unless extended by John Hancock Funds, Inc. ("John Hancock Funds"), until November 30, 2001 John Hancock Funds will pay A.G. Edwards & Sons, Inc. 100% of the applicable sales charge on sales on Class A shares of each of the funds listed above sold by A. G. Edwards & Sons, Inc. to investors purchasing the funds which purchase includes future systematic investments in an amount of at least 1% of the initial amount invested. In addition, John Hancock Funds will pay A.G. Edwards & Sons, Inc. an additional commission equal to 0.50% and 0.25%of the net asset value of all of the Class B and Class C shares, respectively, sold by A.G. Edwards & Sons, Inc. to investors purchasing those funds under the same circumstances.

         September 4, 2001